Sale Of Assets - Additional Information (Details) R$ in Millions			12 Months Ended
	Aug. 13, 2024 BRL (R$)	Mar. 17, 2023 Number	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Mar. 27, 2024	Feb. 29, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Dividends received			R$ 349	R$ 592	R$ 708
Current subsidy receivable			R$ 208	R$ 196			R$ 101
Number of hydroelectric generation plants and units | Number		15	15
Alianca Energia SA [Member]
IfrsStatementLineItems [Line Items]
Percentage of share acquired						45.00%
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units | Number		12
Cemiggt [Member] | Alianca Energia SA [Member]
IfrsStatementLineItems [Line Items]
Total Considerations			R$ 2,737
Horizontes [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units | Number		3
Alianca Geracao [Member] | Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Total Considerations	R$ 2,737
Other cash payments to acquire equity or debt instruments of other entities, classified as investing activities	2,700
Dividends received	R$ 299
Amount of compensation			R$ 223
Percentage of future compensation			45.00%
Expenses incurred for sale of asset			R$ 2